Post-employment Benefits - Summary of Amounts Recognized in Income for Period (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Cost of current service	R$ (69)	R$ (62)	R$ (68)
Net interest	39	207	196
Contribution	(91)	121	(381)
Benefits paid	14	13	13
Total Amounts Recognized	(107)	279	(240)
Defined Benefit [member]
Disclosure of defined benefit plans [line items]
Cost of current service	(69)	(62)	(68)
Net interest	(15)	(13)	(6)
Total Amounts Recognized	(84)	(75)	(74)
Defined Contribution [Member]
Disclosure of defined benefit plans [line items]
Net interest	76	239	219
Contribution	(91)	121	(381)
Total Amounts Recognized	(15)	360	(162)
Other Benefits [Member]
Disclosure of defined benefit plans [line items]
Net interest	(22)	(19)	(17)
Benefits paid	14	13	13
Total Amounts Recognized	R$ (8)	R$ (6)	R$ (4)